DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2014
Derivative financial instruments and hedging activities
Schedule of the group's assets and liabilities associated with derivative agreements measured at fair value on a recurring basis

	Significant other observable inputs (Level 2) as of December 31, 2014	Significant other observable inputs (Level 2) as of December 31, 2013
Assets
Interest rate swap agreements	8	12
Cross-currency interest rate swap agreements	21,936	1,825
Liabilities
Interest rate swap agreements	(2,550)	(421)

Cash flow hedging
Derivative financial instruments and hedging activities
Schedule of the fair value of the Group's derivative instruments

		December 31,
	Statements of financial position location	2014	2013
Asset derivatives
Cross-currency interest rate swaps	Other non-current assets	21,936	1,825
Interest rate swaps	Other non-current assets	8	12

Total		21,944	1,837

Liability derivatives
Interest rate swaps	Other long-term liabilities	(522)	(389)
Interest rate swaps	Other payables	(2,028)	(32)

Total		(2,550)	(421)

Schedule of the effect of the Group's derivative instruments on the consolidated statements of operations and comprehensive income

		Years ended December 31,
	Location of gain / (loss) recognized	2014	2013	2012
Interest rate swaps	Interest income/(expense)	231	(184)	(429)
Including ineffective portion	Interest income/(expense)	173	(28)	(183)

Cross-currency interest rate swaps	Currency exchange and transaction gain/ (loss)	15,288	(777)	(235)

Including ineffective portion	Currency exchange and transaction gain/(loss)	(2,315)	—	—

Total		15,519	(961)	(664)

Schedule of amounts of accumulated other comprehensive loss reclassified into earnings

		Years ended December 31,
	Location of (loss) recognized	2014	2013	2012
Interest rate swaps	Interest expense	—	(33)	—

Total		—	(33)	—

Effect of interest rate swap agreements designated as hedges in accumulated other comprehensive income

	2014	2013	2012
Accumulated derivatives income / (loss), beginning of the year, net of tax of 293 and 4 and (60), respectively	1,467	21	(241)
Fair value adjustments on hedging derivatives, net of tax of 2,894 and 138 and (29), respectively	14,468	691	(204)
Amounts reclassified into earnings during the period, net of tax of (2,334) and 151 and 93, respectively	(11,668)	755	466

Accumulated derivatives income, end of the year, net of tax of 853 and 293 and 4, respectively	4,267	1,467	21